INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 3.0%
21,150	Trade Desk, Inc. (The), Class A(a)	$ 2,210,810

	BIOTECH & PHARMA - 3.1%
6,298	United Therapeutics Corporation(a)	2,289,638

	COMMERCIAL SUPPORT SERVICES - 6.1%
30,174	Brady Corporation, Class A	2,234,082
9,776	FTI Consulting, Inc.(a)	2,231,959
		4,466,041
	ELECTRIC UTILITIES - 3.1%
26,790	NRG Energy, Inc.	2,277,418

	ELECTRICAL EQUIPMENT - 6.1%
32,806	Amphenol Corporation, Class A	2,212,765
21,808	BWX Technologies, Inc.	2,246,224
		4,458,989
	ENGINEERING & CONSTRUCTION - 3.1%
5,828	EMCOR Group, Inc.	2,290,754

	FORESTRY, PAPER & WOOD PRODUCTS - 3.1%
28,764	Sylvamo Corporation	2,274,945

	HEALTH CARE FACILITIES & SERVICES - 6.2%
3,854	Chemed Corporation	2,259,099
24,440	Encompass Health Corporation	2,274,142
		4,533,241
	HEALTH CARE REIT - 3.1%
57,434	Omega Healthcare Investors, Inc.	2,270,940

	HOME CONSTRUCTION - 3.1%
26,884	KB Home	2,250,460

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES - 3.0%
32,712	SEI Investments Company	$ 2,212,313

	INSURANCE - 9.3%
4,512	Kinsale Capital Group, Inc.	2,215,798
63,262	Old Republic International Corporation	2,269,208
10,528	Reinsurance Group of America, Inc.	2,324,161
		6,809,167
	MACHINERY - 9.4%
7,238	Curtiss-Wright Corporation	2,286,194
45,778	Flowserve Corporation	2,283,406
12,408	MSA Safety, Inc.	2,266,073
		6,835,673
	OIL & GAS PRODUCERS - 6.1%
11,468	Diamondback Energy, Inc.	2,237,521
4,324	Murphy USA, Inc.	2,246,881
		4,484,402
	RETAIL - CONSUMER STAPLES - 5.8%
27,072	BJ's Wholesale Club Holdings, Inc.(a)	2,164,677
5,828	Casey's General Stores, Inc.	2,111,543
		4,276,220
	RETAIL - DISCRETIONARY - 6.3%
12,596	AutoNation, Inc.(a)	2,241,836
6,204	Group 1 Automotive, Inc.	2,337,419
		4,579,255
	SEMICONDUCTORS - 12.0%
13,066	Broadcom, Inc.	2,127,406
2,726	KLA Corporation	2,233,766
2,350	Monolithic Power Systems, Inc.	2,196,498
12,784	QUALCOMM, Inc.	2,241,035
		8,798,705
	SOFTWARE - 3.1%
14,570	CommVault Systems, Inc.(a)	2,264,178

INSPIRE MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TECHNOLOGY HARDWARE - 4.9%
16,544	NetApp, Inc.	$ 1,997,192
3,572	Super Micro Computer, Inc.(a)	1,563,464
		3,560,656

	TOTAL COMMON STOCKS (Cost $62,790,675)	73,143,805

	TOTAL INVESTMENTS - 99.9% (Cost $62,790,675)	$ 73,143,805
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	36,666
	NET ASSETS - 100.0%	$ 73,180,471

REIT	- Real Estate Investment Trust
(a)	Non-income producing security.